Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Diversified REITs 3.0%
Alexander & Baldwin, Inc. *	342,160	6,757,660
American Assets Trust, Inc.	245,460	7,189,523
Armada Hoffler Properties, Inc.	319,081	3,876,834
Broadstone Net Lease, Inc.	815,256	13,834,894
Empire State Realty Trust, Inc., Class A	627,322	4,836,653
Essential Properties Realty Trust, Inc.	665,455	15,445,211
Global Net Lease, Inc.	488,133	6,604,440
iStar, Inc.	401,915	3,227,377
STORE Capital Corp.	1,252,083	39,941,448
WP Carey, Inc.	977,949	77,062,381
		178,776,421

Health Care REITs 8.1%
CareTrust REIT, Inc.	457,299	9,054,520
Diversified Healthcare Trust	1,125,633	1,114,377
Global Medical REIT, Inc.	289,561	2,924,566
Healthcare Realty Trust, Inc.	1,793,172	36,813,821
Healthpeak Properties, Inc.	2,542,541	66,767,127
LTC Properties, Inc.	190,983	7,503,722
Medical Properties Trust, Inc.	2,822,616	37,032,722
National Health Investors, Inc.	210,444	11,839,579
Omega Healthcare Investors, Inc.	1,103,131	33,402,807
Physicians Realty Trust	1,066,944	15,929,474
Sabra Health Care REIT, Inc.	1,087,841	14,044,027
Ventas, Inc.	1,883,465	87,637,627
Welltower, Inc.	2,183,401	155,086,973
		479,151,342

Hotel & Resort REITs 3.1%
Apple Hospitality REIT, Inc.	1,003,329	17,116,793
Ashford Hospitality Trust, Inc. *	162,801	1,059,835
Chatham Lodging Trust *	229,657	3,070,514
DiamondRock Hospitality Co.	993,786	9,351,526
Host Hotels & Resorts, Inc.	3,368,585	63,801,000
Park Hotels & Resorts, Inc.	1,059,545	13,593,962
Pebblebrook Hotel Trust	619,057	10,307,299
RLJ Lodging Trust	766,659	9,291,907
Ryman Hospitality Properties, Inc.	259,887	23,787,457
Service Properties Trust	778,498	6,111,209
Summit Hotel Properties, Inc.	503,018	4,300,804
Sunstone Hotel Investors, Inc.	999,633	10,985,967
Xenia Hotels & Resorts, Inc.	539,070	8,312,459
		181,090,732

Industrial REITs 12.5%
Americold Realty Trust, Inc.	1,269,250	37,887,112
EastGroup Properties, Inc.	205,269	31,865,960
First Industrial Realty Trust, Inc.	622,299	31,457,214
Industrial Logistics Properties Trust	308,586	1,255,945
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	131,815	15,977,296
LXP Industrial Trust	1,319,039	14,192,860
Plymouth Industrial REIT, Inc.	172,132	3,563,132
Prologis, Inc.	4,350,352	512,427,962
Rexford Industrial Realty, Inc.	806,031	44,565,454
STAG Industrial, Inc.	844,471	27,791,541
Terreno Realty Corp.	313,276	18,370,505
		739,354,981

Office REITs 5.8%
Alexandria Real Estate Equities, Inc.	699,656	108,873,470
Boston Properties, Inc.	672,079	48,443,454
Brandywine Realty Trust	808,473	5,586,548
City Office REIT, Inc.	195,384	1,932,348
Corporate Office Properties Trust	529,731	14,710,630
Cousins Properties, Inc.	713,668	18,826,562
Douglas Emmett, Inc.	827,819	14,337,825
Easterly Government Properties, Inc.	428,315	6,784,510
Equity Commonwealth	524,178	14,199,982
Highwoods Properties, Inc.	495,319	14,760,506
Hudson Pacific Properties, Inc.	607,943	7,027,821
JBG SMITH Properties	468,737	9,660,670
Kilroy Realty Corp.	495,641	21,421,604
Office Properties Income Trust	228,481	3,493,474
Orion Office REIT, Inc.	266,014	2,471,270
Paramount Group, Inc.	797,078	5,196,949
Piedmont Office Realty Trust, Inc., Class A	580,778	6,045,899
SL Green Realty Corp. (a)	303,054	12,716,146
Veris Residential, Inc. *	373,681	6,001,317
Vornado Realty Trust	759,174	19,199,510
		341,690,495

Residential REITs 14.4%
American Homes 4 Rent, Class A	1,425,499	47,141,252
Apartment Income REIT Corp.	726,587	27,646,635
Apartment Investment & Management Co., Class A	716,969	6,008,200
AvalonBay Communities, Inc.	658,887	115,239,336
Bluerock Homes Trust, Inc. *	16,860	413,407
Camden Property Trust	501,955	60,400,245
Centerspace	72,361	4,667,284
Elme Communities *	411,972	8,140,567
Equity LifeStyle Properties, Inc.	824,171	54,741,438
Equity Residential	1,595,050	103,454,943
Essex Property Trust, Inc.	306,862	67,626,248
Independence Realty Trust, Inc.	1,045,396	18,942,576
Invitation Homes, Inc.	2,732,180	89,151,033
Mid-America Apartment Communities, Inc.	543,943	89,685,322
NexPoint Residential Trust, Inc.	107,540	5,171,599
Sun Communities, Inc.	581,089	85,361,974

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UDR, Inc.	1,439,170	59,682,380
UMH Properties, Inc.	239,365	4,215,218
		847,689,657

Retail REITs 13.2%
Acadia Realty Trust	446,845	6,872,476
Agree Realty Corp.	376,130	26,310,294
Brixmor Property Group, Inc.	1,412,095	32,732,362
Federal Realty Investment Trust	343,112	38,119,743
Getty Realty Corp.	200,126	6,608,161
InvenTrust Properties Corp.	317,889	8,172,926
Kimco Realty Corp.	2,914,315	66,796,100
Kite Realty Group Trust	1,032,463	23,540,156
National Retail Properties, Inc.	834,553	38,689,877
NETSTREIT Corp.	237,598	4,640,289
Phillips Edison & Co., Inc.	549,992	17,726,242
Realty Income Corp.	2,909,992	183,533,195
Regency Centers Corp.	725,666	48,205,992
Retail Opportunity Investments Corp.	586,670	8,946,718
RPT Realty	401,306	4,494,627
Simon Property Group, Inc.	1,542,497	184,235,842
SITE Centers Corp.	877,965	11,931,544
Spirit Realty Capital, Inc.	642,475	26,611,315
Tanger Factory Outlet Centers, Inc.	491,699	9,563,546
The Macerich Co.	1,012,332	12,856,616
The Necessity Retail REIT, Inc.	627,340	4,190,631
Urban Edge Properties	553,468	8,706,052
Whitestone REIT	219,462	2,135,365
		775,620,069

Specialized REITs 39.8%
American Tower Corp.	2,193,849	485,389,091
Crown Castle, Inc.	2,040,474	288,584,238
CubeSmart	1,057,627	43,775,182
Digital Realty Trust, Inc.	1,354,262	152,300,304
EPR Properties	353,307	14,701,104
Equinix, Inc.	429,139	296,384,850
Extra Space Storage, Inc.	630,988	101,393,462
Farmland Partners, Inc.	227,770	3,024,786
Four Corners Property Trust, Inc.	383,591	10,410,660
Gaming & Leisure Properties, Inc.	1,203,794	63,331,602
Gladstone Land Corp.	150,111	3,083,280
Iron Mountain, Inc.	1,369,710	74,416,344
Lamar Advertising Co., Class A	410,493	41,106,769
Life Storage, Inc.	397,604	42,738,454
National Storage Affiliates Trust	402,227	16,012,657
Outfront Media, Inc.	688,036	12,584,178
SECURITY	NUMBER OF SHARES	VALUE ($)
PotlatchDeltic Corp.	379,781	18,149,734
Public Storage	744,436	221,812,151
Rayonier, Inc.	689,938	24,754,975
Safehold, Inc.	112,723	3,327,583
SBA Communications Corp.	508,319	152,139,877
Uniti Group, Inc.	1,117,615	8,516,226
VICI Properties, Inc.	4,538,068	155,201,926
Weyerhaeuser Co.	3,488,377	114,104,812
		2,347,244,245
Total Common Stocks (Cost $5,860,781,059)		5,890,617,942

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)	1,387,551	1,387,551
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (b)(c)	9,707,000	9,707,000
		11,094,551
Total Short-Term Investments (Cost $11,094,551)		11,094,551
Total Investments in Securities (Cost $5,871,875,610)		5,901,712,493

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/16/22	155	5,364,550	124,975

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,583,664.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$5,890,617,942	$—	$—	$5,890,617,942
Short-Term Investments[1]	11,094,551	—	—	11,094,551
Futures Contracts[2]	124,975	—	—	124,975
Total	$5,901,837,468	$—	$—	$5,901,837,468

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs. Mutual funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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